CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Liabilities, Current | ¥	¥ 23,642,737	¥ 28,637,649
Common Stock, Shares, Outstanding	73,761,089	72,739,966
Common Stock, Shares, Issued	73,761,089	72,739,966
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Liabilities, Current | ¥	¥ 4,737,669	¥ 4,399,899